Loans, financing, debentures and hedge derivative financial instruments - Summary of Transaction Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of loans debentures and finance leases [line items]
Transaction costs, beginning	R$ 71,766	R$ 76,457	R$ 72,086
Incurred cost	20,065	19,134	21,674
Amortization	(24,721)	(23,825)	(17,303)
Transaction costs, ending	R$ 67,110	R$ 71,766	R$ 76,457
Debentures [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 41,406	R$ 56,376	R$ 44,709
Incurred cost		692	21,308
Amortization	(13,058)	(15,662)	(9,641)
Transaction costs, ending	R$ 28,348	R$ 41,406	R$ 56,376
Notes in foreign market [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.10%	0.10%	0.00%
Transaction costs, beginning	R$ 28,114	R$ 13,881	R$ 15,298
Incurred cost	13,263	18,442
Amortization	(4,265)	(4,209)	(1,417)
Transaction costs, ending	R$ 37,112	R$ 28,114	R$ 13,881
Notes [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.50%
Incurred cost	R$ 6,802
Amortization	(5,484)
Transaction costs, ending	R$ 1,318
Banco do Brasil [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.10%	0.20%	0.20%
Transaction costs, beginning	R$ 770	R$ 3,437	R$ 8,065
Amortization	(438)	(2,667)	(4,628)
Transaction costs, ending	R$ 332	R$ 770	R$ 3,437
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.00%	0.00%	0.10%
Transaction costs, beginning	R$ 94	R$ 331	R$ 1,213
Amortization	R$ (94)	(237)	(882)
Transaction costs, ending		R$ 94	R$ 331
Othes [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.00%	0.20%	0.20%
Transaction costs, beginning	R$ 1,382	R$ 2,432	R$ 2,801
Incurred cost			366
Amortization	R$ (1,382)	(1,050)	(735)
Transaction costs, ending		R$ 1,382	R$ 2,432